Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF Average Annual Total Returns		12 Months Ended	13 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Russell 1000 Growth 40 Act Daily Capped Index (Total Return, Unhedged, USD)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		30.92%	33.35%
Russell 1000 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.44%	28.23%
Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent		30.84%	33.26%
Performance Inception Date	Nov. 28, 2023
Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		30.61%	33.05%
Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		18.40%	25.40%